GOODWILL AND INTANGIBLE ASSET (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning of year
Acquired goodwill	1,275,938			61,000
Impairment				(61,000)
End of year	$ 1,275,938